Notes to the consolidated financial statements - Payments and the related revenues recognized over-time (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Aug. 31, 2024 EUR (€)	Jul. 31, 2020 EUR (€)
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Upfront and milestone payments					€ 400,000
Upfront and milestones payments included in contract liabilities		€ 92,680
Revenue recognized from upfront and milestones payments	€ 519,724	31,051	€ 44,787
GSK
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Upfront and milestone payments	635,000					€ 120,000
Upfront and milestones payments included in contract liabilities		88,715
Revenue recognized from upfront and milestones payments	513,715	29,089	42,690
Genmab
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Upfront and milestone payments	8,937			$ 10,000
Upfront and milestones payments included in contract liabilities		2,383
Revenue recognized from upfront and milestones payments	2,383	1,192	1,787
CRISPR
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Upfront and milestone payments	7,626			$ 8,500
Upfront and milestones payments included in contract liabilities		1,582
Revenue recognized from upfront and milestones payments	€ 3,626	€ 770	€ 310